STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2017, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	113,307	$12.08
Granted	0	0.00
Exercised	(101,507)	12.13
Forfeited or expired	0	0.00
Outstanding at end of year	11,800	$11.64	0.12	$174
Exercisable at end of year	11,800	$11.64	0.12	$174

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block] (Deprecated 2017-01-31)
First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2017	2016	2015
Total intrinsic value of options exercised	$1,533	$661	$492
Cash received from exercises	$341	$801	$744
Tax benefit from exercises	$1,991	$1,958	$1,488

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2017		2016		2015
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	648,817	$17.82	643,641	$17.21	494,452	$16.43
Granted	234,529	27.36	317,695	18.13	439,674	17.65
Vested	(307,825)	18.12	(263,713)	16.82	(227,905)	16.45
Forfeited	(107,149)	21.18	(48,806)	17.37	(62,580)	16.58
Nonvested at end of year	468,372	$21.63	648,817	$17.82	643,641	$17.21